Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to the Company’s owners for the purpose of calculating basic earnings per share	$ 132,104	$ 44,209	$ 70,924
Weighted average of the number of ordinary shares used for the purpose of calculating basic earnings per share	123,717,373	118,293,556	115,721,346